FINANCIAL INCOME AND EXPENSES (Schedule of Financial Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income:
Non-cash financial income	$ 1,388	$ 2,390	$ 2,270
Interest income	736	808	877
Financial expense	2,124	3,198	3,147
Financial expense:
Interest on finance leases	(39)	(42)	(55)
Cash interest on exchangeable notes	4,352	(4,600)	(4,600)
Non-cash interest on exchangeable notes (Note 24)	(689)	(723)	(718)
Interest on deferred consideration and licence fee		(40)	(66)
Financial expense	(5,080)	(5,405)	(5,439)
Net Financing Expense	$ (2,956)	$ (2,207)	$ (2,292)